Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net (Loss) Income Per Share - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Class A redeemable [Member]
Numerator:
Allocation of net (loss) income			$ (324,619)	$ 9,525,947
Denominator:
Basic weighted average common shares outstanding			5,965,080	24,000,000
Basic net income per common share			$ (0.05)	$ 0.4
Class A non- redeemable [Member]
Numerator:
Allocation of net (loss) income			$ (216,710)
Denominator:
Basic weighted average common shares outstanding			3,982,192
Basic net income per common share			$ (0.05)
Class B Common Stock [Member]
Numerator:
Allocation of net (loss) income	$ (81,483)	$ 205,133	$ (109,809)	$ 2,383,487
Denominator:
Basic weighted average common shares outstanding	900,000	5,484,270	2,017,808	6,000,000
Basic net income per common share	$ (0.09)	$ 0.04	$ (0.05)	$ 0.4